Income Taxes - Summary of Unrecognized Tax Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 28	$ 23
Additions related to the current year	6	13
Adjustments related to prior years and U.S. Tax Reform	4
Adjustments related to prior years and U.S. Tax Reform		(8)
End of year	$ 38	$ 28